Note 2 - Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2011
Accounting Changes and Error Corrections [Text Block]
Note 2 - Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurement (“ASU No. 2010-06”). ASU No. 2010-06 requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in FASB Accounting Standards Codification Subtopic 820-10. The FASB’s objective is to improve these disclosures and, thus, increase transparency in financial reporting.

Specifically, ASU No. 2010-06 amends Codification Subtopic 820-10 to now require that: (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; and (2) a reporting entity present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). In addition, ASU No. 2010-06 clarifies the requirements for purposes of reporting fair value measurement for each class of assets and liabilities, and that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities and should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU No. 2010-06 became effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted the fair value disclosures guidance on January 1, 2010, except for the gross presentation of the Level 3 rollforward information, which was adopted by the Company on January 1, 2011.  The adoption of the gross presentation disclosures did not have an impact on the Company's financial position or results of operations.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (Topic 310) (“ASU No. 2010-20”). ASU No. 2010-20 will require the Company to provide a greater level of disaggregated information about the credit quality of the Company’s loans and the Allowance for Loan Losses (the “Allowance”). ASU No. 2010-20 requires the Company to disclose additional information related to credit quality indicators, past due information, and information related to loans modified in a troubled debt restructuring. The provisions of ASU No. 2010-20 were effective for the Company’s reporting period ending December 31, 2010. As this ASU amends only the disclosure requirements for loans and the Allowance, the adoption had no material impact on the Company’s financial condition or results of operations.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (Topic 310) (“ASU No. 2011-02”). ASU No. 2011-02 provides greater clarity and guidance to assist creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. As a result of applying these amendments, the Company may identify receivables that are newly considered impaired.  For purposes of measuring impairment of those receivables, the amendments will be applied prospectively for the first interim or annual period beginning on or after June 15, 2011.  The Company will be required to disclose the total amount of receivables and the allowance for credit losses as of the end of the period of adoption related to those receivables that are newly considered impaired under Section 310-10-35 (FAS 114) for which impairment was previously measured under Subtopic 450-20, Contingencies: Loss Contingencies (FAS 5). The provisions of ASU No. 2011-02 are effective for the Company’s reporting period ending September 30, 2011. Management is still evaluating the impact of this ASU on the Company’s financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU No. 2011-05”). ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011, with early adoption permitted. Management is evaluating the impact of this ASU on the Company’s consolidated financial statements.